OTHER LONG-TERM LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Schedule of lease obligation

		March 31, 2024	December 31, 2023
		$	$
Term loan	(a)	8,885	8,880
Lease obligation	(b)	1,860	1,655
Vehicles		37	42
Less: Current portion		(1,563)	(1,222)
		9,219	9,355

Schedule of long term lease liabilities

March 31, 2024
$
Undiscounted minimum lease payments:
Less than one year	603
One to two years	613
Two to three years	602
Three to six years	253
2,071
Effect of discounting	(211)
Present value of minimum lease payments – total lease liability	1,860
Less: Current portion	(514)
Long-term lease liabilities	1,346